Organization and Nature of Operations - Balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,478,016	$ 5,578,788		¥ 27,854,224
Restricted cash	1,940,142	281,294		2,638,840
Time deposits and short-term investments	18,031,395	2,614,307		19,668,239
Trade receivable, net of allowance for credit losses of RMB467, and RMB327 as of December 31, 2021 and 2022, respectively	48,381	7,015		120,541
Inventories	6,804,693	986,588		1,617,890
Prepayments and other current assets	1,689,860	245,007		480,680
Total current assets	66,992,487	9,712,999		52,380,414
Non-current assets:
Long-term investments	1,484,491	215,231		156,306
Property, plant and equipment, net	11,187,898	1,622,093		4,498,269
Operating lease right-of-use assets, net	3,538,911	513,094		2,061,492
Intangible assets, net	832,620	120,719		751,460
Other noncurrent assets, net of allowance for credit losses of RMB3,757, and RMB4,572 as of December 31, 2021 and 2022, respectively	2,421,293	351,054		1,981,076
Total non-current assets	19,545,464	2,833,826		9,468,499
Total assets	86,537,951	12,546,825		61,848,913
Current liabilities:
Short-term borrowings	390,750	56,653		37,042
Trade and notes payable	20,024,329	2,903,255		9,376,050
Amounts due to related parties	7,190	1,042		37,455
Operating lease liabilities, current	696,454	100,976		473,245
Deferred revenue, current	569,234	82,531		305,092	¥ 271,510
Accruals and other current liabilities	5,684,644	824,198		1,879,368
Total current liabilities	27,372,601	3,968,655		12,108,252
Noncurrent liabilities:
Long-term borrowings	9,230,807	1,338,341	¥ 790,000	5,960,899
Deferred revenue, noncurrent	581,598	84,324		389,653	¥ 135,658
Operating lease liabilities, noncurrent	1,946,367	282,197		1,369,825
Deferred tax liabilities, non-current	77,809	11,281		153,723
Other noncurrent liabilities	2,142,462	310,628		802,259
Total noncurrent liabilities	13,979,043	2,026,771		8,676,359
Total liabilities	41,351,644	5,995,426		20,784,611
Total shareholders' equity	44,858,701	6,503,901		41,064,302
Total liabilities and shareholders' equity	86,537,951	$ 12,546,825		61,848,913
VIEs and VIEs' subsidiaries
Current assets:
Cash and cash equivalents	18,529,655			5,311,800
Restricted cash	977,346			2,415,941
Time deposits and short-term investments	8,344,332			8,326,541
Trade receivable, net of allowance for credit losses of RMB467, and RMB327 as of December 31, 2021 and 2022, respectively				103,056
Amounts due from the Group companies	37,885,882			23,402,104
Inventories	254			1,396,992
Prepayments and other current assets	168,160			220,402
Total current assets	65,905,629			41,176,836
Non-current assets:
Long-term investments	142,539			97,854
Property, plant and equipment, net	101,577			2,329,507
Operating lease right-of-use assets, net	693,111			731,874
Intangible assets, net	740,570			703,274
Other noncurrent assets, net of allowance for credit losses of RMB3,757, and RMB4,572 as of December 31, 2021 and 2022, respectively	583,967			1,107,674
Total non-current assets	2,261,764			4,970,183
Total assets	68,167,393			46,147,019
Current liabilities:
Short-term borrowings				31,547
Trade and notes payable	1,323,196			8,547,181
Amounts due to the Group companies	60,539,514			31,999,140
Amounts due to related parties	23			1,277
Operating lease liabilities, current	40,707			80,606
Accruals and other current liabilities	334,333			515,036
Total current liabilities	62,237,773			41,174,787
Noncurrent liabilities:
Long-term borrowings	500,000			479,453
Deferred revenue, noncurrent				8,704
Operating lease liabilities, noncurrent	738,673			719,628
Deferred tax liabilities, non-current	2,979			153,723
Other noncurrent liabilities	7,720			14,333
Total noncurrent liabilities	1,249,372			1,375,841
Total liabilities	63,487,145			42,550,628
Total shareholders' equity	4,680,248			3,596,391
Total liabilities and shareholders' equity	¥ 68,167,393			¥ 46,147,019